Mine Site Care and Maintenance (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense		$ 2,062	$ 2,603
Depreciation of property, plant and equipment [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense		1,244	1,292
Salaries and contractors [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	[1]	288	913
Materials and equipment [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	[1]	143	346
Other expenses [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	[1]	$ 387	$ 52

[1]	Included in mine site care and maintenance costs are refurbishment and mill maintenance costs.